ARO	12 Months Ended
Dec. 31, 2014
ARO
ARO

ASC 410  “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel.

IPL’s ARO relates primarily to environmental issues involving asbestos, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. The following is a reconciliation of the ARO legal liability year end balances:

	2014	2013
	(In Millions)
Balance as of January 1	$41.4	$17.6
Liabilities incurred - ash pond adjustments	15.4	22.7
Accretion expense	2.3	1.1
Balance as of December 31	$59.1	$41.4

Additional liabilities of $15.4 million and $22.7 million were incurred in 2014 and 2013, respectively, for adjustments recorded to the estimated ARO liability for IPL’s ash ponds. As of December 31, 2014 and 2013,  IPL did not have any assets that are legally restricted for settling its ARO liability.

Indianapolis Power And Light Company [Member]
ARO
ARO

ASC 410  “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel.

IPL’s ARO relates primarily to environmental issues involving asbestos, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. The following is a reconciliation of the ARO legal liability year end balances:

	2014	2013
	(In Millions)
Balance as of January 1	$41.4	$17.6
Liabilities incurred - ash pond adjustments	15.4	22.7
Accretion expense	2.3	1.1
Balance as of December 31	$59.1	$41.4

Additional liabilities of $15.4 million and $22.7 million were incurred in 2014 and 2013 , respectively, for adjustments recorded to the estimated ARO liability for IPL’s ash ponds. As of December 31, 2014 and 2013,  IPL did not have any assets that are legally restricted for settling its ARO liability.